SUNDRY INCOME	12 Months Ended
Dec. 31, 2011
SUNDRY INCOME
16.	SUNDRY INCOME

Sundry income for the years ended December 31, 2011, 2010 and 2009 consist of the following:

	For the Year ended
	2011	2010	2009

Local government subsidies	$449,786	$227,797	$87,844
Transferred from receipts in advance, accounts payable and other receivables	11,835	542	83,772
Subcontracting income	19,565	-	69,567
Others	121,061	41,901	52,648
	$602,247	$270,240	$293,831

During the years ended December 31, 2011, 2010 and 2009 the Group received special one time subsidies from local government of Zhengzhou, China amounting to $449,786, $227,797 and $87,844 for its advance technology in manufacturing precision steel mill flat-rolled products. The subsidy is not a continuing nature and depends on the local government's policy announced within a valid period.